[front cover]
                             J.P. Morgan Institutional
                             SmartIndex(tm) Fund

                                Semi-annual Report
                                 November 30, 2000

LETTER TO THE SHAREHOLDERS
--------------------------------------------------------------------------------

January 8, 2001

Dear Shareholder,

    The volatility that rattled technology stocks rippled through other equity sectors, and made the six months ended November 30, 2000 a rough time for equity investors. For the period, the J.P. Morgan Institutional SmartIndex(TM) Fund had a total return of -8.41%.

    The Fund's benchmark, the Standard & Poor's 500 Index, and peer group, as measured by the Lipper Large-Cap Core Funds Average, fared little better. The S& P 500 had a total return of -6.92% for the six months ended November 30, 2000, while the Fund's peer group had a total return of -7.49% for the same time period.

    The Fund's net asset value on November 30, 2000 was $15.59 per share, decreasing from $17.07 per share at the start of the fiscal period. During the period, the Fund made distributions of approximately $0.06 per share from ordinary income. The Fund's net assets totaled approximately $417 million at mid-point in the fiscal year on November 30, 2000.

    This report includes an interview with Timothy Devlin, a member of the portfolio management team for the J.P. Morgan Institutional SmartIndex(TM) Fund. Tim discusses the U.S. equity market in detail, and explains the factors that influenced Fund performance during the period. Tim also provides insight in regard to positioning the Fund for the coming months.

    As chairman and president of Asset Management Services, we thank you for investing with J.P. Morgan. Should you have any comments or questions, please contact your Morgan representative, or call J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,

/signature/                             /signature/

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated

TABLE OF CONTENTS
--------------------------------------------------------------------------------
Letter to the Shareholders                                                 1
Fund Performance                                                           2
Portfolio Manager Q&A                                                      3
Fund Facts & Highlights                                                    5
Financial Statements                                                       6

FUND PERFORMANCE
--------------------------------------------------------------------------------

EXAMINING PERFORMANCE

    One way to look at performance is to review a fund's average annual total return. This calculation takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, and ten years, (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short-term.

PERFORMANCE

                                                                                     AVERAGE ANNUAL
                                                        TOTAL RETURNS                TOTAL RETURNS
                                                  ---------------------------    -----------------------
                                                       SIX             ONE                SINCE
                                                     MONTHS           YEAR             INCEPTION*

AS OF NOVEMBER 30, 2000
J.P. Morgan Institutional SmartIndex(tm) Fund        (8.41)%         (7.49)%              2.88%
S&P 500 Index**                                      (6.92)%         (4.22)%              4.84%
Lipper Large-Cap Core Funds Average***               (7.49)%         (2.92)%              5.82%

AS OF SEPTEMBER 30, 2000
J.P. Morgan Institutional SmartIndex(tm) Fund        (5.20)%          9.39%               8.75%
S&P 500 Index**                                      (3.60)%         13.28%              10.64%
Lipper Large-Cap Core Funds Average***               (3.33)%         17.80%              12.87%

* The Fund commenced operations on December 31, 1998.

** The S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement based on the average performance of 500 widely held common stocks. It does not include fees or operating expenses and is not available for actual investment.

*** Describes the average total return for all funds in the indicated Lipper category, as defined by Lipper, Inc., and does not take into account applicable sales charges. Lipper Analytical Services, Inc. is a leading source for mutual fund data.

  Past performance is no guarantee of future results. Fund returns are net of fees, assume the reinvestment of distributions, and reflect reimbursement of Fund expenses as described in the prospectus. Had expenses not been subsidized, returns would have been lower.

PORTFOLIO MANAGER Q&A
--------------------------------------------------------------------------------

[photo of Timothy J. Devlin]

    Following is an interview with Timothy J. Devlin, vice president and member of the portfolio management team for the J.P. Morgan Institutional SmartIndex(TM) Fund since its inception. Tim joined Morgan in 1996 from Mitchell Hutchins Asset Management, where he managed risk-controlled equity portfolios including index, enhanced index, and market neutral strategies. Tim holds a B.A. in economics from Union College. This interview was conducted on December 15, 2000, and reflects Tim's views on that date.

WHAT HAD THE GREATEST IMPACT ON PERFORMANCE OVER THE PAST SIX MONTHS?

    The major story of the past six months was the massive shift of investor focus from growth to value. This led to tremendous volatility, especially in the tech sector, and made picking stocks like walking through a minefield. Unlike during the late-1999 and early-2000 time frame, when investor exuberance drove technology issues to unsustainable heights, the second and third quarters of this year saw a near total reversal of investor sentiment, with both good and less capable companies being punished indiscriminately.

    Among the tech sub-sectors of the S&P 500 Index that were hardest hit were semiconductors (-41%) and hardware (-26%). As investors shifted away from the tech-related growth sectors of the S&P 500 Index, they set their sights on more value-oriented sectors, such as utilities (+29%), insurance (+26%) and health services (+26%). While this reallocation of investment capital from growth to value stocks helped many of our selections, it was not enough to overcome the underperformance of that portion of the portfolio dedicated to technology.

OF THE INVESTMENT DECISIONS MADE OVER THIS PERIOD, WHICH CONTRIBUTED THE MOST TO PERFORMANCE?

    Most stocks that aided or detracted from performance were in the tech sector, where stock specific risk was significantly higher than normal. By this, I mean that the divergence in price performance between the best and the worst stocks was far greater than in most years. If you chose well, the rewards were substantial, however mistakes were punished severely.

    An underweight position in Lucent, for example, contributed meaningfully to performance, as this former star performer fell some 71% during this reporting period. Lucent was hurt by a string of disappointing earnings announcements, the dismissal of its chief executive, and fears about a widespread decline in capital spending for telecommunications equipment. On the other hand, we were helped by an overweight position in Sun Microsystems, which continued to do very well over the period.

    Beyond the tech arena, we were helped by an overweight position in Phillip Morris, which was up 51% over the period. Generally speaking, this company benefited from the rotation of investors into more defensive, "safe haven" sectors, such as consumer staples. Specifically, the company benefited from its dividend yield of about 6%, which was quite healthy in this environment, along with a lessening of investor concerns about its legal difficulties. The increasing likelihood that the company would spin off its Kraft food business next year also contributed to its superior share price performance.

WHICH STOCKS UNDERPERFORMED YOUR EXPECTATIONS?

    An underweight position in EMC, and overweight positions in Best Buy and Level 3 Communications, were among the decisions that most detracted from performance.

    EMC, the dominant player in data storage, enjoyed substantial price performance as the demand for storage continues to grow exponentially. We thought that it would lose market share to increasingly capable competitors at the top end of the market.

    Yet, EMC managed to brush off much of this challenge and hold onto market share, which investors viewed very favorably, boosting its stock a great deal. Having reduced our weight earlier in the year, we were unable to capture most of this gain.

    Best Buy, a major consumer electronics retailing chain, pre-announced disappointing earnings, citing a softer economy and promotional expenses.

    Level 3 Communications, an owner/operator of fiber optic cable networks, suffered along with

PORTFOLIO MANAGER Q&A
--------------------------------------------------------------------------------
                                                                    (Continued)

Lucent from fears about slowing capital spending by telecoms. And, because its client base is composed mostly of Internet-related concerns, its stock was hurt when this tech sub-sector dropped from favor, declining by approximately 65% over this period.

ON THE ISSUE OF MARKET VOLATILITY, HOW IS THE PORTFOLIO POSITIONED TO DEAL WITH IT?

    While we obviously cannot control the level of volatility in the overall market, we can adjust to it within our investment process. One of the ways we are doing so is by incorporating new parameters in our stock selection process that will make it more organic, if you will. By this, I mean that we have made the process more sensitive and responsive to the effects of extremely volatile market environments, thereby allowing for a more stable tracking error during tumultuous times like these. This should result in returns that are more consistently closer to the benchmark, while not limiting opportunities for outperformance.

    Volatility also can provide opportunities to managers who maintain very disciplined and systematic investment processes, such as ours. Greater changes in daily prices result in more shifts within our sector rankings and more opportunities to take advantage of those relative values. For example, earlier this year when Procter and Gamble came under pressure from earnings disappointments and dissatisfaction with management, there was a point when the stock had been punished too much relative to other consumer stocks. It still had a dominant global franchise, and we continued to like the company's long-term earnings prospects, and now we could access that for much less. We continued to buy on weakness in the first half of the year, and it has paid off handsomely in recent months.

WHAT DO YOU SEE AHEAD FOR U.S. EQUITIES?

    We do not think that extreme market volatility will diminish over the near term, as the tech shakeout is not yet complete. While much fat has been cut from this sector--some unjustifiably--and valuations are much more attractive generally than earlier in the year, some fat yet remains to be trimmed. Further, as the economy slows to a hoped for soft-landing next year, we will likely see additional downward earnings revisions from tech companies and cyclicals. In addition to the economic slowdown, technology earnings will suffer from having to pay talented executives in cash, as many recently issued stock options are under water.

    A number of catalysts might help to turn things around. Should the Federal Reserve cut interest rates meaningfully, for example, it would undoubtedly help to get things back on track next year. In the meantime, the incredible swings in investor confidence that have driven the market up and down this year will likely continue.

    This environment should be good for stock pickers who have long-term investment horizons, and who are patient and opportunistic in their selections. By the same token, it will be a dangerous place to be for those investors who make large sector bets, as were the norm in the tech sector late last year and early this year. Fortunately, we do not, placing our faith in sustainable, long-term valuations, rather than in short-term curves in the market's forward path.

FUND FACTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

    J.P. Morgan Institutional SmartIndex(tm) Fund seeks to provide a consistently high total return from a broadly diversified portfolio of approximately 350 equity securities while maintaining risk characteristics similar to those of the S&P 500.

--------------------------------------------------------------------------------
    Inception Date:  12/31/1998
--------------------------------------------------------------------------------
    Fund Net Assets as of 11/30/2000:  $416,711,725
--------------------------------------------------------------------------------
    Dividend Payable Dates:  12/21/2000, 3/23/2001
--------------------------------------------------------------------------------
    Capital Gain Payable Dates
      (if applicable):  12/20/2000

EXPENSE RATIO

    The Fund's current annualized expense ratio of 0.35% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling or safekeeping fund shares, or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS
--------------------------------------------------------------------------------

All data as of November 30, 2000

PORTFOLIO ALLOCATION
(As a percentage of total investment securities)

[data from pie chart]

Finance                    14.1%
Industrial Cyclical        10.1%
Pharmaceuticals             9.6%
Software & Services         8.5%
Computer Hardware           7.4%
Energy                      7.0%
Consumer Stable             6.3%
Telecommunications          5.9%
Retail                      5.5%
Semiconductors              4.7%
Insurance                   4.0%
Health Services & Systems   3.5%
Consumer Services           3.3%
Consumer Cyclical           2.9%
Utilities                   2.7%
Short-Term Investments      2.3%
Capital Markets             2.2%

LARGEST                           % OF TOTAL
EQUITY HOLDINGS                   INVESTMENTS
-------------------------------------------------
General Electric Co.                 4.2%
Cisco Systems Inc.                   3.1%
Exxon Mobil Corp.                    2.9%
Microsoft Corp.                      2.8%
Pfizer, Inc.                         2.4%
Citigroup Inc.                       2.1%
Intel Corp.                          2.0%
Merck & Co., Inc.                    2.0%
Wal-Mart Stores, Inc.                1.9%
SBC Communications Inc.              1.8%

Distributed by Funds Distributor, Inc. J.P. Morgan Investment Management, Inc. serves as investment advisor. Shares of the Fund are not insured by the FDIC, are not bank deposits or other obligations of the financial institution and are not guaranteed by the financial institution. Shares of the Fund are subject to investment risk, including possible loss of the principal invested.

References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell securities. Opinions expressed herein and other Fund data presented are based on current market conditions and are subject to change without notice.

Call J.P. Morgan Funds Services at (800) 766-7722 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read the prospectus carefully before investing.

J.P. MORGAN INSTITUTIONAL SMARTINDEX(tm) FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
NOVEMBER 30, 2000

SHARES                                                                              VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS - 97.7%
CAPITAL MARKETS - 2.2%
SECURITIES & ASSET MANAGEMENT - 2.2%
                 1,300  Bear Stearns Companies Inc. (The)                        $      59,719
                 7,600  Edwards (A.G.), Inc.                                           340,575
                 2,100  Franklin Resources, Inc.                                        76,041
                17,600  Goldman Sachs Group, Inc. (The)                              1,445,400
                 9,300  John Hancock Financial Services, Inc.(+)                       292,950
                 2,100  Legg Mason, Inc.                                                95,813
                10,400  Lehman Brothers Holdings Inc.                                  515,450
                39,300  Merrill Lynch & Co., Inc.                                    2,274,487
                39,300  Morgan Stanley Dean Witter & Co.                             2,490,637
                 5,800  Price (T. Rowe) Associates, Inc.                               211,700
                33,000  Schwab (Charles) Corp.                                         913,688
                 8,100  Stilwell Financial Inc.                                        263,250
                24,200  TD Waterhouse Group, Inc.(+)                                   320,650
                                                                         -------------------------
                                                                                     9,300,360
                                                                         -------------------------
COMPUTER HARDWARE - 7.4%
COMPUTER HARDWARE & BUSINESS MACHINES - 7.4%
                13,741  Avaya Inc.(+)                                                  160,598
               271,800  Cisco Systems Inc.(s)(+)                                    13,012,424
                86,300  Compaq Computer Corp.                                        1,855,450
               106,300  Dell Computer Corp.(+)                                       2,046,275
                72,600  EMC Corp. (Mass.)(+)                                         5,399,625
                 6,000  Gateway Inc.(+)                                                114,000
                73,900  Hewlett-Packard Co.                                          2,337,088
                 7,500  Network Appliances, Inc.(+)                                    370,313
                 3,900  Pitney Bowes, Inc.                                             113,344
                 9,800  Quantum Corp. - DLT & Storage Systems(+)                       132,300
                 1,600  Redback Networks Inc.(+)                                       111,700
                68,983  Sun Microsystems, Inc.(+)                                    5,247,019
                 7,500  Xerox Corp.                                                     52,031
                                                                         -------------------------
                                                                                    30,952,167
                                                                         -------------------------
CONSUMER CYCLICAL - 2.9%
AIRLINES - 0.5%
                16,800  AMR Corp.(+)                                                   561,750
                 3,900  Continental Airlines Inc.(+)                                   178,425
                 6,400  Northwest Airlines Corp. Cl A(+)                               161,200
                31,300  Southwest Airlines Co.                                         987,906
                                                                         -------------------------
                                                                                     1,889,281
                                                                         -------------------------
APPAREL & TEXTILES - 0.3%
                11,300  Jones Apparel Group, Inc.(+)                                   369,369
                17,300  NIKE, Inc.                                                     737,413
                                                                         -------------------------
                                                                                     1,106,782
                                                                         -------------------------
HOTELS - 0.3%
                20,000  Hilton Hotels Corp.                                            187,500
                18,300  Marriott International, Inc.                                   758,306
                15,600  Starwood Hotels & Resorts Worldwide, Inc.                      499,200
                                                                         -------------------------
                                                                                     1,445,006
                                                                         -------------------------

SHARES                                                                              VALUE
-----------------------------------------------------------------------------------------------

MOTOR VEHICLES & PARTS - 1.5%
                13,200  Dana Corp.                                               $     221,100
                45,900  Delphi Automotive Systems                                      633,994
               103,000  Ford Motor Co.                                               2,343,249
                44,600  General Motors Corp.                                         2,207,700
                 8,200  Johnson Controls, Inc.                                         452,025
                 6,000  PACCAR Inc.                                                    285,000
                 8,800  Visteon Corp.                                                  130,900
                                                                         -------------------------
                                                                                     6,273,968
                                                                         -------------------------
PUBLISHING - 0.1%
                 4,500  Knight-Ridder, Inc.                                            231,469
                 7,100  New York Times Co. (The) Cl A                                  250,719
                                                                         -------------------------
                                                                                       482,188
                                                                         -------------------------
RESTAURANTS - 0.2%
                32,400  McDonald's Corp.(+)                                          1,032,750
                                                                         -------------------------
                                                                                    12,229,975
                                                                         -------------------------
CONSUMER SERVICES - 3.4%
ENTERTAINMENT - 1.0%
                43,400  Disney (Walt) Co.                                            1,255,888
                54,900  Viacom, Inc. Cl B(+)                                         2,806,762
                                                                         -------------------------
                                                                                     4,062,650
                                                                         -------------------------
LEISURE - 0.3%
                17,000  Eastman Kodak Co.                                              714,000
                 8,200  Hasbro, Inc.                                                    94,813
                 2,200  International Game Technology(+)                                98,175
                19,800  Mattel, Inc.                                                   249,975
                                                                         -------------------------
                                                                                     1,156,963
                                                                         -------------------------
MEDIA - 2.1%
                63,100  AT&T Corp. - Liberty Media Group Cl A(+)                       855,794
                70,900  Comcast Corp. Cl A(+)                                        2,725,219
                 7,900  Fox Entertainment Group, Inc. Cl A(+)                          126,400
                15,400  Gannett Co., Inc.                                              825,825
                67,500  Time Warner Inc.                                             4,184,999
                                                                         -------------------------
                                                                                     8,718,237
                                                                         -------------------------
                                                                                    13,937,850
                                                                         -------------------------
CONSUMER STABLE - 6.3%
ALCOHOL - 0.0%(z)
                 3,300  Anheuser-Busch Companies, Inc.                                 156,544
                                                                         -------------------------
FOOD & BEVERAGE - 3.1%
                18,400  Campbell Soup Co.                                              614,100
                69,200  Coca-Cola Co. (The)                                          4,333,650
                10,100  General Mills, Inc.                                            415,363
                27,800  Heinz (H.J.) Co.                                             1,268,375
                19,400  Kellogg Co.                                                    477,725
                47,000  PepsiCo, Inc.                                                2,132,625
                13,400  Quaker Oats Co. (The)                                        1,164,963
                39,300  Unilever N.V. New York Shares(i)                             2,439,056
                                                                         -------------------------
                                                                                    12,845,857
                                                                         -------------------------

6    The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX(tm) FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

SHARES                                                                              VALUE
-----------------------------------------------------------------------------------------------
HOME PRODUCTS - 1.9%
                13,300  Clorox Co.                                             $       594,344
                 2,300  Colgate-Palmolive Co.                                          135,125
                15,200  Estee Lauder Companies, Inc.                                   658,350
                62,900  Gillette Co.                                                 2,130,738
                59,500  Procter & Gamble Co. (The)                                   4,455,062
                                                                         -------------------------
                                                                                     7,973,619
                                                                         -------------------------
TOBACCO - 1.3%
               140,300  Philip Morris Companies Inc.                                 5,357,705
                                                                         -------------------------
                                                                                    26,333,725
                                                                         -------------------------
ENERGY - 7.0%
ENERGY RESERVES & PRODUCTION - 5.8%
                 2,800  Amerada Hess Corp.                                             171,500
                 7,600  Anadarko Petroleum Corp.                                       452,200
                 3,900  Apache Corp.                                                   203,775
                36,800  Chevron Corp.                                                3,012,999
                 4,200  Devon Energy Corp.                                             206,850
                 3,800  El Paso Energy Corp.                                           228,238
                 6,700  Enron Corp.                                                    433,825
               137,500  Exxon Mobil Corp.                                           12,099,999
                12,000  Occidental Petroleum Corp.                                     259,500
                99,100  Royal Dutch Petroleum Co. New York Shares(i)                 5,915,030
                 9,300  Unocal Corp.                                                   317,363
                18,700  Williams Companies, Inc. (The)                                 661,513
                                                                         -------------------------
                                                                                    23,962,792
                                                                         -------------------------
OIL REFINING - 0.6%
                13,900  Conoco Inc.                                                    348,369
                 5,300  Conoco Inc. Cl A                                               130,513
                37,700  Texaco Inc.                                                  2,188,956
                                                                         -------------------------
                                                                                     2,667,838
                                                                         -------------------------
OIL SERVICES - 0.6%
                25,600  Baker Hughes Inc.                                              846,400
                12,000  Cooper Cameron Corp.(+)                                        651,000
                 4,100  Diamond Offshore Drilling, Inc.                                123,769
                 1,800  Ensco International Inc.                                        43,763
                23,600  Global Marine Inc.(+)                                          517,725
                 7,700  Halliburton Co.                                                256,988
                 1,600  Schlumberger Ltd.                                               99,200
                                                                         -------------------------
                                                                                     2,538,845
                                                                         -------------------------
                                                                                    29,169,475
                                                                         -------------------------
FINANCE - 14.1%
BANKS - 5.9%
                26,200  Amsouth Bancorporation                                         389,725
                49,800  Bank of America Corp.                                        1,988,887
                 2,400  Bank of New York Co., Inc. (The)                               132,450
                56,200  Bank One Corp.                                               2,012,662
                 7,900  Banknorth Group Inc.                                           151,581
               171,500  Citigroup Inc.                                               8,542,843
                 6,700  Compass Bancshares Inc.                                        132,325
                 7,400  First Tennessee National Corp.                                 186,850

SHARES                                                                              VALUE
-----------------------------------------------------------------------------------------------

                73,700  First Union Corp.                                         $  1,851,713
                17,400  Fleet Boston Financial Corp.                                   652,500
                 5,600  Hibernia Corp. Cl A                                             66,850
                34,700  KeyCorp                                                        865,331
                 1,700  Marshall & Ilsley Corp.                                         72,463
                 8,800  Mellon Bank Corp.                                              412,500
                 1,300  Mercantile Bankshares Corp.                                     49,888
                11,300  National Commerce Bancorporation                               248,600
                25,500  PNC Bank Corp.                                               1,695,750
                12,500  Regions Financial Corp.                                        303,125
                 9,200  SouthTrust Corp.                                               310,500
                19,400  Summit Bancorp                                                 721,438
                10,900  SunTrust Banks, Inc.                                           553,856
                 2,900  TCF Financial Corp.                                            117,994
               112,000  U.S. Bancorp                                                 2,708,999
                 5,400  Wells Fargo & Co.                                              256,163
                                                                         -------------------------
                                                                                    24,424,993
                                                                         -------------------------
FINANCIAL SERVICES - 7.5%
                34,200  American Express Co.                                         1,878,863
                 3,500  AmeriCredit Corp.(+)                                            72,844
                13,000  AON Corp.                                                      403,813
                40,400  Associates First Capital Corp.                               1,426,625
                20,100  Capital One Financial Corp.                                  1,121,831
                60,500  Cendant Corp.(+)                                               555,844
                15,600  CIT Group Inc.                                                 262,275
                14,600  Countrywide Credit Industries, Inc.                            542,025
                33,200  Fannie Mae                                                   2,622,799
                26,600  Federal Home Loan Mortgage Corp.                             1,607,638
               352,400  General Electric Co.(s)                                     17,465,824
                13,100  Household International, Inc.                                  653,363
                32,700  MBNA Corp.                                                   1,166,981
                16,000  Providian Financial Corp.                                    1,440,000
                                                                         -------------------------
                                                                                    31,220,725
                                                                         -------------------------
THRIFTS - 0.7%
                12,600  Dime Bancorp, Inc.                                             313,425
                 5,700  GreenPoint Financial Corp.                                     173,138
                49,600  Washington Mutual, Inc.                                      2,253,699
                                                                         -------------------------
                                                                                     2,740,262
                                                                         -------------------------
                                                                                    58,385,980
                                                                         -------------------------
HEALTH SERVICES & SYSTEMS - 3.5%
MEDICAL PRODUCTS & SUPPLIES - 2.7%
                34,800  Abbott Laboratories                                          1,916,174
                 6,000  Bard (C.R.), Inc.                                              295,500
                 5,800  Baxter International, Inc.                                     502,063
                24,800  Becton Dickinson & Co.                                         843,200
                35,000  Boston Scientific Corp.(+)                                     450,625
                18,100  Guidant Corp.(+)                                               976,269
                46,100  Johnson & Johnson                                            4,609,999
                25,100  Medtronic, Inc.                                              1,336,575
                 7,900  St. Jude Medical, Inc.(+)                                      470,544
                                                                         -------------------------
                                                                                    11,400,949
                                                                         -------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.      7

J.P. MORGAN INSTITUTIONAL SMARTINDEX(tm) FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

SHARES                                                                              VALUE
-----------------------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES - 0.8%
                42,900  HCA - The Healthcare Co.                                  $  1,777,669
                37,000  Tenet Healthcare Corp.(+)                                    1,574,813
                                                                         -------------------------
                                                                                     3,352,482
                                                                         -------------------------
                                                                                    14,753,431
                                                                         -------------------------
INDUSTRIAL CYCLICAL - 10.0%
CHEMICALS - 1.1%
                22,900  Air Products & Chemicals, Inc.                                 788,619
                24,300  Dow Chemical Co.                                               742,669
                 6,700  Minnesota Mining & Manufacturing Co.                           669,163
                13,100  PPG Industries, Inc.                                           546,106
                17,700  Praxair, Inc.                                                  636,094
                27,100  Rohm and Haas Co.                                              806,225
                11,900  Union Carbide Corp.                                            513,931
                                                                         -------------------------
                                                                                     4,702,807
                                                                         -------------------------
DEFENSE/AEROSPACE - 1.2%
                22,100  Boeing Co.                                                   1,526,281
                10,700  Goodrich (B.F.) Co. (The)                                      405,263
                37,200  Honeywell Inc.                                               1,813,499
                   800  Lockheed Martin Corp.                                           27,280
                14,200  United Technologies Corp.                                    1,005,538
                                                                         -------------------------
                                                                                     4,777,861
                                                                         -------------------------
ELECTRICAL EQUIPMENT - 3.4%
                10,000  Agilent Technologies, Inc.(+)                                  521,875
                 1,300  CIENA Corp.(+)                                                  98,719
                42,100  Corning Inc.                                                 2,462,849
                 8,000  Dover Corp.                                                    327,500
                 7,900  Eaton Corp.                                                    553,988
               103,700  Lucent Technologies Inc.                                     1,613,831
                58,300  Motorola, Inc.                                               1,169,644
               110,400  Nortel Networks Corp.                                        4,167,599
                23,400  QUALCOMM Inc.(+)                                             1,877,849
                17,800  Tellabs, Inc.(+)                                               943,400
                                                                         -------------------------
                                                                                    13,737,254
                                                                         -------------------------
ENVIRONMENTAL SERVICES - 0.0%(z)
                 6,500  Waste Management, Inc.                                         155,594
                                                                         -------------------------
FOREST PRODUCTS & PAPER - 0.6%
                 9,000  Georgia-Pacific Corp.                                          226,688
                 6,800  International Paper Co.                                        230,350
                17,200  Kimberly-Clark Corp.                                         1,202,925
                16,200  Smurfit-Stone Container Corp.(+)                               204,525
                 6,700  Temple-Inland Inc.                                             308,200
                 3,800  Weyerhaeuser Co.                                               166,250
                                                                         -------------------------
                                                                                     2,338,938
                                                                         -------------------------
HEAVY ELECTRICAL EQUIPMENT - 0.2%
                 7,800  Cooper Industries, Inc.                                        318,338
                 7,500  Emerson Electric Co.                                           546,563
                   700  Rockwell International Corp.                                    28,175
                                                                         -------------------------
                                                                                       893,076
                                                                         -------------------------

SHARES                                                                              VALUE
-----------------------------------------------------------------------------------------------

HEAVY MACHINERY - 0.4%
                38,100  Caterpillar Inc.                                          $  1,497,806
                 9,200  Deere & Co.                                                    374,325
                                                                         -------------------------
                                                                                     1,872,131
                                                                         -------------------------
INDUSTRIAL PARTS - 1.8%
                20,900  Illinois Tool Works Inc.                                     1,176,931
                18,900  Ingersoll-Rand Co.                                             760,725
                 6,500  ITT Industries, Inc.                                           216,531
                11,700  Parker-Hannifin Corp.                                          452,644
                90,600  Tyco International Ltd.                                      4,779,149
                                                                         -------------------------
                                                                                     7,385,980
                                                                         -------------------------
MINING & METALS - 0.6%
                 6,500  Alcan Aluminium Ltd.                                           197,438
                64,300  Alcoa Inc.                                                   1,812,455
                 6,300  Allegheny Technologies Inc.                                    125,213
                 7,300  Phelps Dodge Corp.                                             358,613
                                                                         -------------------------
                                                                                     2,493,719
                                                                         -------------------------
RAILROADS - 0.5%
                29,800  Burlington Northern Santa Fe Corp.                             754,313
                20,900  Norfolk Southern Corp.                                         300,438
                21,800  Union Pacific Corp.                                          1,013,700
                                                                         -------------------------
                                                                                     2,068,451
                                                                         -------------------------
TRUCKING & SHIPPING & AIR FREIGHT - 0.2%
                3,000  C.H. Robinson Worldwide, Inc.                                   169,875
                18,100  FedEx Corp.(+)                                                 867,352
                                                                         -------------------------
                                                                                     1,037,227
                                                                         -------------------------
                                                                                    41,463,038
                                                                         -------------------------
INSURANCE - 4.0%
LIFE & HEALTH INSURANCE - 1.4%
                 6,600  Aetna Inc.                                                     444,263
                13,900  Aflac Inc.(+)                                                  978,213
                12,800  American General Corp.                                         959,200
                12,600  CIGNA Corp.                                                  1,660,050
                13,400  Lincoln National Corp.                                         605,513
                26,500  MetLife, Inc.(+)                                               785,063
                 7,200  Torchmark Corp.                                                273,600
                                                                         -------------------------
                                                                                     5,705,902
                                                                         -------------------------
PROPERTY AND CASUALTY INSURANCE - 2.6%
                32,900  Allstate Corp.                                               1,258,425
                16,800  Ambac Financial Group, Inc.                                  1,283,100
                65,500  American International Group, Inc.                           6,349,405
                 8,500  Cincinnati Financial Corp.                                     310,781
                17,000  Hartford Financial Services Group Inc. (The)                 1,202,750
                 8,800  MBIA Inc.                                                      606,100
                                                                         -------------------------
                                                                                    11,010,561
                                                                         -------------------------
                                                                                    16,716,463
                                                                         -------------------------

8    The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX(tm) FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

SHARES                                                                              VALUE
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS - 9.6%
DRUGS - 9.6%
                23,200  Alza Corp.(+)                                             $  1,029,500
                53,200  American Home Products Corp.                                 3,198,650
                26,500  Amgen Inc.(+)                                                1,686,063
                66,500  Bristol-Myers Squibb Co.                                     4,609,281
                 6,100  Forest Laboratories, Inc. Cl A(+)                              826,550
                 4,000  Human Genome Sciences, Inc.(+)                                 248,750
                 2,100  Incyte Pharmaceuticals, Inc.(+)                                 55,650
                40,400  Lilly (Eli) & Co.                                            3,784,975
                89,500  Merck & Co., Inc.                                            8,295,531
               221,700  Pfizer, Inc.                                                 9,824,082
                49,400  Pharmacia Corp.                                              3,013,400
                63,300  Schering-Plough Corp.                                        3,548,756
                   200  Vertex Pharmaceuticals, Inc.(+)                                 11,175
                                                                         -------------------------
                                                                                    40,132,363
                                                                         -------------------------
RETAIL - 5.5%
CLOTHING STORES - 0.6%
                12,000  Abercrombie & Fitch Co. Cl A(+)                                250,500
                40,900  Gap, Inc. (The)                                              1,019,944
                26,500  Limited, Inc. (The)                                            515,094
                26,500  TJX Companies, Inc. (The)                                      679,063
                                                                         -------------------------
                                                                                     2,464,601
                                                                         -------------------------
DEPARTMENT STORES - 2.8%
                13,600  Costco Companies, Inc.(+)                                      443,700
                13,900  Federated Department Stores, Inc.(+)                           423,950
                 8,200  Kohl's Corp.(+)                                                439,213
                20,800  May Department Stores Co. (The)                                583,700
                11,100  Penney (J.C.) Co., Inc.                                        106,838
                58,400  Target Corp.                                                 1,755,650
               148,300  Wal-Mart Stores, Inc.                                        7,739,405
                                                                         -------------------------
                                                                                    11,492,456
                                                                         -------------------------
GROCERY STORES - 0.8%
                21,200  Albertson's Inc.                                               541,925
                52,000  Kroger Co. (The)(+)                                          1,378,000
                25,200  Safeway Inc.(+)                                              1,485,225
                                                                         -------------------------
                                                                                     3,405,150
                                                                         -------------------------
SPECIALTY STORES - 1.3%
                17,600  Best Buy Co., Inc.(+)                                          453,200
                 4,800  Circuit City Stores-Circuit City Group                          60,900
                 4,900  CVS Corp.                                                      278,688
                 7,200  Grainger (W.W.), Inc.                                          263,250
                89,700  Home Depot, Inc.                                             3,515,118
                22,100  Lowe's Companies, Inc.                                         885,381
                                                                         -------------------------
                                                                                     5,456,537
                                                                         -------------------------
                                                                                    22,818,744
                                                                         -------------------------

SHARES                                                                              VALUE
-----------------------------------------------------------------------------------------------

SEMICONDUCTORS - 4.7%
SEMICONDUCTOR - 4.7%
                 1,900  Advanced Micro Devices, Inc.(+)                          $      28,975
                28,800  Altera Corp.(+)                                                689,400
                14,000  Analog Devices, Inc.(+)                                        694,750
                32,200  Applied Materials, Inc.(+)                                   1,302,088
                 6,900  Broadcom Corp.(+)                                              672,750
                 5,600  Cypress Semiconductor Corp.(+)                                 118,300
               224,000  Intel Corp.(s)                                               8,526,000
                47,200  JDS Uniphase Corp.(+)                                        2,362,950
                12,200  Lattice Semiconductor Corp.(+)                                 202,825
                17,300  Linear Technology Corp.                                        818,506
                 7,100  LSI Logic Corp.(+)                                             127,800
                 9,600  Maxim Integrated Products, Inc.(+)                             489,600
                23,500  Micron Technology, Inc.(+)                                     740,250
                 4,300  National Semiconductor Corp.(+)                                 79,819
                 1,500  PMC-Sierra, Inc.(+)                                            138,281
                52,400  Texas Instruments Inc.                                       1,955,175
                19,100  Xilinx, Inc.(+)                                                744,900
                                                                         -------------------------
                                                                                    19,692,369
                                                                         -------------------------
SOFTWARE & SERVICES - 8.5%
COMPUTER SOFTWARE - 7.2%
                 9,600  Adobe Systems Inc.                                             608,400
                 2,300  Applera Corp.-Applied Biosystems Group                         190,038
                11,900  BEA Systems, Inc.(+)                                           696,894
                 9,100  Citrix Systems, Inc.(+)                                        216,694
                14,400  Gemstar International Group Ltd.(+)                            585,900
                59,600  International Business Machines Corp.                        5,572,599
               205,900  Microsoft Corp.(+)                                          11,813,512
                 9,900    NCR Corp.(+)                                                 467,775
                13,000  Network Associates Inc.(+)                                     169,000
                10,100  Novell, Inc.(+)                                                 53,656
               203,100  Oracle Corp.(+)                                              5,382,149
                30,000  Parametric Technology Corp.(+)                                 333,750
                 2,900  PeopleSoft, Inc.(+)                                             96,425
                15,900  Siebel Systems, Inc.(+)                                      1,111,013
                 6,600  Symantec Corp.(+)                                              237,600
                 2,100  TIBCO Software Inc.(+)                                          72,713
                23,130  Veritas Software Corp.(+)                                    2,256,621
                                                                         -------------------------
                                                                                    29,864,739
                                                                         -------------------------
INFORMATION SERVICES - 0.4%
                22,800  Automatic Data Processing, Inc.                              1,504,800
                 2,900  Omnicom Group Inc.                                             228,013
                                                                         -------------------------
                                                                                     1,732,813
                                                                         -------------------------
INTERNET - 0.9%
                 7,000  Akamai Technologies, Inc.(+)                                   201,250
                64,500  America Online, Inc.(+)                                      2,619,345
                36,500  E*trade Group Inc.(+)                                          292,000
                   700  eBay Inc.(+)                                                    24,019
                12,400  Yahoo! Inc.(+)                                                 491,350
                                                                         -------------------------
                                                                                     3,627,964
                                                                         -------------------------
                                                                                    35,225,516
                                                                         -------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.      9

J.P. MORGAN INSTITUTIONAL SMARTINDEX(tm) FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

SHARES                                                                              VALUE
-----------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 5.9%
TELEPHONE - 5.3%
                80,900  AT&T Corp.                                             $     1,587,663
                39,500  BellSouth Corp.                                              1,651,594
                 7,900  BroadWing Inc.(+)                                              169,850
                47,500  Global Crossing Ltd.(+)                                        587,813
                16,100  Level 3 Communications, Inc.(+)                                432,688
                81,700  Qwest Communications International Inc.(+)                   3,084,174
               137,300  SBC Communications Inc.                                      7,542,918
                96,600  Verizon Communications                                       5,427,712
                 5,000  Williams Communications Group Inc.(+)                           54,375
                95,800  WorldCom, Inc.(+)                                            1,431,013
                                                                         -------------------------
                                                                                    21,969,800
                                                                         -------------------------
WIRELESS TELECOMMUNICATIONS - 0.6%
                31,900  Nextel Communications, Inc.(+)                                 988,900
                68,800  Sprint Corp. PCS(+)                                          1,560,900
                                                                         -------------------------
                                                                                     2,549,800
                                                                         -------------------------
                                                                                    24,519,600
                                                                         -------------------------
UTILITIES - 2.7%
ELECTRICAL UTILITY - 2.6%
                   700  Allegheny Energy, Inc.                                          29,225
                10,900  Ameren Corp.                                                   483,688
                 6,000  American Electric Power                                        276,000
                19,600  C P & L Energy Inc.                                            846,474
                12,600  Cinergy Corp.                                                  402,413
                 8,700  CMS Energy Corp.                                               241,969
                16,900  Consolidated Edison, Inc.                                      629,525
                12,700  DTE Energy Co.                                                 481,806
                 9,300  Dynegy Inc. Cl A                                               411,525
                 5,700  Edison International                                           130,744
                40,200  Entergy Corp.                                                1,653,224
                 9,400  FPL Group, Inc.                                                622,750
                10,900  GPU Inc.                                                       383,544
                25,600  PG&E Corp.                                                     702,400
                 8,200  Pinnacle West Capital Corp.                                    381,813
                 3,000  Potomac Electric Power Co.                                      68,813
                 1,200  PP&L Resources, Inc.                                            50,100
                12,700  Public Service Enterprise Group Inc.                           542,925
                 6,600  Reliant Energy, Inc.                                           259,050
                 8,600  TECO Energy, Inc.                                              251,550
                20,400  Texas Utilities Co.                                            814,724
                14,700  Wisconsin Energy Corp.                                         313,294
                21,800  XCEL Energy Inc.                                               594,050
                                                                         -------------------------
                                                                                    10,571,606
                                                                         -------------------------

SHARES/PRINCIPAL AMOUNT                                                              VALUE
-----------------------------------------------------------------------------------------------

GAS & WATER UTILITIES - 0.1%
                 6,200  American Water Works Co.                             $         154,225
                15,200  NiSource Inc.                                                  390,450
                                                                         -------------------------
                                                                                       544,675
                                                                         -------------------------
                                                                                    11,116,281
                                                                         -------------------------
TOTAL COMMON STOCKS                                                                406,747,337
                                                                         -------------------------
  (Cost $415,734,779)

SHORT-TERM INVESTMENTS - 2.3%
INVESTMENT COMPANIES - 1.9%
             7,761,497  J.P. Morgan Institutional
                           Prime Money Market Fund(a)                                7,761,497
                                                                         -------------------------
U.S. TREASURY SECURITIES - 0.4%
            $1,670,000  U.S. Treasury Notes, 5.63%, 2/28/01(s)                       1,667,128
                                                                         -------------------------
TOTAL SHORT-TERM INVESTMENTS                                                         9,428,625
                                                                         -------------------------
  (Cost $9,427,711)
TOTAL INVESTMENT SECURITIES - 100.0%                                              $416,175,962
                                                                         =========================
   (Cost $425,162,490)

FUTURES CONTRACTS
                         EXPIRATION      UNDERLYING FACE       UNREALIZED
PURCHASED                   DATE         AMOUNT AT VALUE      DEPRECIATION
---------------------------------------------------------------------------
  25 S&P 500 Index     December 2000        $8,259,375          $(685,188)
                                      ======================================

(a) Money Market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
(i)   Foreign security
(s) Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
(z)  Category is less than 0.05% of total investment securities.
(+)  Non-income producing security


10   The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX(tm) FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

ASSETS
Investments at value (Cost $425,162,490)                          $416,175,962
Cash                                                                    16,920
Receivable for Investments Sold                                        826,584
Dividend and Interest Receivable                                       684,612
Receivable for Expense Reimbursement                                    51,435
Prepaid Trustees' Fees and Expenses                                      2,022
Prepaid Expenses and Other Assets                                           43
                                                                   -------------
TOTAL ASSETS                                                        417,757,578
                                                                   -------------
LIABILITIES
Payable for Investments Purchased                                      769,088
Advisory Fee Payable                                                    93,865
Variation Margin Payable                                                86,250
Shareholder Servicing Fee Payable                                       37,546
Administrative Services Fee Payable                                     17,814
Administration Fee Payable                                               2,987
Fund Services Fee Payable                                                  299
Accrued Expenses and Other Liabilities                                  38,004
                                                                   -------------
TOTAL LIABILITIES                                                     1,045,853
                                                                   -------------
NET ASSETS
Applicable to 26,730,121 shares outstanding (par value
$0.001, unlimited shares authorized)                                $416,711,725
                                                                   =============
Net Asset Value, Offering and Redemption Price per Share                $15.59
                                                                   =============
ANALYSIS OF NET ASSETS
Paid-in Capital                                                     $459,645,988
Undistributed Net Investment Income                                    1,852,611
Accumulated Net Realized Loss                                       (35,115,158)
Net Unrealized Depreciation on Investments                           (9,671,716)
                                                                   -------------
NET ASSETS                                                          $416,711,725
                                                                   =============

The Accompanying Notes are an Integral Part of the Financial Statements.   11

J.P. MORGAN INSTITUTIONAL SMARTINDEX(tm) FUND
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000

INVESTMENT INCOME
INCOME
Dividend Income (Net of Foreign Withholding Tax of $15,925)           $ 2,584,282
Interest Income                                                           455,671
Dividend Income from Affiliated Investment
  (Includes Reimbursement from Affiliate of $11,155)                       12,399
                                                                   ----------------
   Investment Income                                                    3,052,352
                                                                   ----------------
EXPENSES
Advisory Fee                                                              571,046
Shareholder Servicing Fee                                                 228,419
Administrative Service Fee                                                109,478
Custody Fee                                                                60,249
Registration Fee                                                           55,528
Professional Fees                                                          20,537
Printing Expenses                                                           7,859
Fund Services Fee                                                           3,193
Administration Fee                                                          2,772
Trustees' Fees and Expenses                                                   745
Miscellaneous                                                              20,704
                                                                   ----------------
   Total Expenses                                                       1,080,530
Less: Reimbursement of Expenses                                         (274,978)
                                                                   ----------------
   Net Expenses                                                           805,552
                                                                   ----------------
NET INVESTMENT INCOME                                                   2,246,800
                                                                   ----------------

REALIZED AND UNREALIZED LOSS
NET REALIZED LOSS ON
Investment Transactions                                               (30,949,847)
Futures Contracts                                                        (233,544)
                                                                   ----------------
   Net Realized Loss                                                  (31,183,391)
                                                                   ----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
Investment Transactions                                               (11,772,880)
Futures Contracts                                                        (735,511)
                                                                   ----------------
   Net Change in Unrealized Appreciation (Depreciation)               (12,508,391)
                                                                   ----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $(41,444,982)
                                                                   ================

12    The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX(tm) FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED MAY 31, 2000

INCREASE IN NET ASSETS                                          NOVEMBER 30, 2000       MAY 31, 2000
FROM OPERATIONS
Net Investment Income                                           $    2,246,800         $    2,186,181
Net Realized Loss on Investments and Futures Contracts             (31,183,391)           (3,927,300)
Net Change in Unrealized Appreciation (Depreciation)
  on Investments and Futures Contracts                             (12,508,391)             2,545,324
                                                               -------------------   ------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                                     (41,444,982)                804,205
                                                               -------------------   ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                               (1,481,228)           (1,113,774)
Net Realized Gains                                                            -              (50,966)
                                                               -------------------   ------------------
   Total Distributions to Shareholders                              (1,481,228)           (1,164,740)
                                                               -------------------   ------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold                    124,942,384           430,661,547
Reinvestment of Distributions                                           848,600             1,163,790
Cost of Shares of Beneficial Interest Redeemed                     (66,694,145)           (36,286,789)
                                                               -------------------   ------------------
   Net Increase from Transactions in Shares
     of Beneficial Interest                                         59,096,839             395,538,548
                                                               -------------------   ------------------
   Total Increase in Net Assets                                      16,170,629            395,178,013
                                                               -------------------   ------------------
NET ASSETS
Beginning of Period                                                 400,541,096              5,363,083
                                                               -------------------   ------------------
End of Period                                                      $416,711,725           $400,541,096
                                                               ===================   ==================
Undistributed Net Investment Income                                  $1,852,611             $1,087,039
                                                               ===================   ==================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  - INSTITUTIONAL SHARES
Shares of Beneficial Interest Sold                                    7,220,483             25,195,086
Shares of Beneficial Interest Reinvested                                 48,686                 66,763
Shares of Beneficial Interest Redeemed                              (4,002,950)            (2,131,957)
                                                               -------------------   ------------------
   Net Increase in Shares of Beneficial Interest                      3,266,219             23,129,892
                                                               ===================   ==================

The Accompanying Notes are an Integral Part of the Financial Statements.   13

J.P. MORGAN INSTITUTIONAL SMARTINDEX(tm) FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD ARE AS FOLLOWS:

                                                                                                     FOR THE PERIOD
                                                                FOR THE                             DECEMBER 31, 1998
                                                           SIX MONTHS ENDED          FOR THE        (COMMENCEMENT OF
                                                           NOVEMBER 30, 2000       YEAR ENDED      OPERATIONS) THROUGH
                                                              (UNAUDITED)         MAY 31, 2000        MAY 31, 1999
                                                         -------------------------------------------------------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD                  $17.07                $16.06               $15.00
                                                         -------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                             0.08                  0.14                0.07
Net Realized and Unrealized Gain (Loss) on Investments          (1.50)                  1.02                1.02
                                                         -------------------------------------------------------------
Total from Investment Operations                                (1.42)                  1.16                1.09
                                                         -------------------------------------------------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                           (0.06)                (0.14)               (0.03)
         Net Realized Gain                                         -                  (0.01)                 -
                                                         -------------------------------------------------------------
Total Distributions to Shareholders                             (0.06)                (0.15)               (0.03)
                                                         -------------------------------------------------------------
NET ASSET VALUE PER SHARE, END OF PERIOD                        $15.59                $17.07               $16.06
                                                         =============================================================
RATIOS AND SUPPLEMENTAL DATA
Total Return                                                  (8.41)%(a)               7.25%             7.27%(a)
Net Assets, End of Period (in thousands)                       $416,712              $400,541             $5,363
Ratios to Average Net Assets
   Net Expenses                                                0.35%(b)                0.35%              0.35%(b)
   Net Investment Income                                       0.98%(b)                1.26%              1.13%(b)
   Expenses without Reimbursement                              0.47%(b)                0.58%              5.44%(b)
       Portfolio Turnover                                         44%                    45%                19%

(a)  Not annualized
(b)  Annualized


14    The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SMARTINDEX(tm) FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
NOVEMBER 30, 2000

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Organization--J.P. Morgan Institutional SmartIndex(tm) Fund (the "Fund"), registered as J.P. Morgan SmartIndex(tm) Fund, is a series of J.P. Morgan Series Trust, a Massachusetts business Trust (the "Trust"), which was organized on August 15, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Trustees of the Trust have divided the beneficial interests in the Fund into two classes of shares, Institutional Shares and Select Shares. Currently, the Fund only offers Institutional Shares. The investment objective is to provide a consistently high total return from a broadly diversified portfolio while maintaining risk characteristics similar to the S&P 500. The Fund commenced operations on December 31, 1998. The Declaration of Trust permits the Trustees to issue an unlimited number of shares in the Fund.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    Security Valuation--Securities traded on principal securities exchanges are valued at the last reported sales price, or mean of the latest bid and asked prices when no last sales price is available. Securities traded over-the-counter and certain foreign securities are valued at the quoted bid price from a market maker or dealer. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

    Security Transactions--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    Investment Income--Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    Futures Contracts--The Fund may enter into futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the Fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Fund will recognize a gain or loss when the contract is closed or expires.

    Income Tax Status--It is the Fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    Distributions to Shareholders--Distributions to a shareholder are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are paid annually.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    Advisory--The Trust, on behalf of the Fund, has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the Fund pays JPMIM at an annual rate of 0.25% of the Fund's average daily net assets.

    The Fund may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Fund in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Fund investment in an affiliated money market fund. The amount listed on the Statement of Operations as Dividend Income from Affiliated Investments is the amount the Fund earned.

J.P. MORGAN INSTITUTIONAL SMARTINDEX(tm) FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)

NOVEMBER 30, 2000

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

    Administrative Services--The Trust has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Trust has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Trust and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    Morgan has agreed to reimburse the Fund to the extent the total operating expenses (excluding interest, taxes and extraordinary expenses) of the Fund, exceed 0.35% of the Fund's average daily net assets through September 30, 2001.

    Administration--The Trust has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Trust, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    Shareholder Servicing--The Trust has a Shareholder Servicing Agreement with Morgan under which Morgan provides account administration and personal account maintenance service to Fund shareholders. The agreement provides for the Fund to pay Morgan a fee for these services that is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Institutional Shares.

    Fund Services--The Trust has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of PGI.

    Trustees--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $600.

--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

    During the six months ended November 30, 2000, the Fund purchased $251,496,907 of investment securities and sold $189,267,543 of investment securities other than U.S. government securities and short-term investments.

--------------------------------------------------------------------------------
4. BANK LOANS

    The Fund may borrow money for temporary or emergency purposes, such as funding shareholder redemptions. Effective May 23, 2000, the Fund, along with certain other Funds managed by JPMIM, entered into a $150,000,000 bank line of credit agreement with DeutscheBank. Borrowings under the agreement will bear interest at approximate market rates. A commitment fee is charged at an annual rate of 0.085% on the unused portion of the committed amount.

J.P. MORGAN INSTITUTIONAL SMARTINDEX(tm) FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

--------------------------------------------------------------------------------
5. CONCENTRATIONS OF RISK

    From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

--------------------------------------------------------------------------------
6. SUBSEQUENT EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Fund's adviser, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Fund's adviser.

[back cover]

J.P. MORGAN INSTITUTIONAL FUNDS
       Federal Money Market Fund
           ---------------------------------------------------------------------
       Prime Money Market Fund
           ---------------------------------------------------------------------
       Treasury Money Market Fund
           ---------------------------------------------------------------------
       Tax Aware Enhanced Income Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Tax Exempt Money Market Fund
           ---------------------------------------------------------------------
       Short Term Bond Fund
           ---------------------------------------------------------------------
       Bond Fund
           ---------------------------------------------------------------------
       Global Strategic Income Fund
           ---------------------------------------------------------------------
       Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       California Bond Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       New York Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       Diversified Fund
           ---------------------------------------------------------------------
       Disciplined Equity Fund
           ---------------------------------------------------------------------
       Large Cap Growth Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Market Neutral Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Tax Aware U.S. Equity Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Tax Aware Disciplined Equity Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       U.S. Equity Fund
           ---------------------------------------------------------------------
       U.S. Small Company Fund
           ---------------------------------------------------------------------
       Emerging Markets Equity Fund
           ---------------------------------------------------------------------
       European Equity Fund
           ---------------------------------------------------------------------
       International Equity Fund
           ---------------------------------------------------------------------
       International Opportunities Fund
           ---------------------------------------------------------------------
       SmartIndex(tm) Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       For more information on the J.P. Morgan
           Institutional Funds, call J.P.
           Morgan  Funds Services at (800) 766-7722.
           ---------------------------------------------------------------------

Morgan Guaranty Trust Company                                     MAILING
500 Stanton Christiana Road                                     INFORMATION
Newark, Delaware 19713-2107

IN-SAN-24255   0101